Consolidated statement of changes in equity (Parenthetical)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Sep. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2000 USD ($)
Redemption of securities	$ 1,450,000,000	[1]	$ 1,508,000,000	[1]	$ 6,088,000,000	[1]
Cumulative goodwill	5,138,000,000
Transfers	$ 0	[2]	$ 0	[2]	$ 0	[2]
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares	$ 0		$ 0.51		$ 0.51
Profit for the year	$ 6,099,000,000		$ 8,708,000,000		$ 15,025,000,000
Cancellation of shares			(1,000,000,000)	[3]	(1,998,000,000)	[3]
Total equity	204,995,000,000		$ 192,668,000,000		$ 194,249,000,000
Preference shares
Redemption of securities	$ 1,450,000,000
Other equity instruments interest rate	6.20%
Number of shares outstanding | shares	1,450,000		1,450,000
GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate	5.875%
SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate	5.00%
8.125% Perpetual Subordinated Capital Securities
Notional amount	$ 2,200
Other equity instruments interest rate	8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Notional amount	$ 3,800
Other equity instruments interest rate	8.00%
Contingent convertible securities | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate	5.875%
Contingent convertible securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate	5.00%
Treasury shares
Number of shares outstanding | shares	509,825,249		432,108,782		379,926,645
Merger and other reserves
Cumulative goodwill	$ 3,469,000,000
Cumulative acquisition value										$ 15,796,000,000
Transfers	(435,000,000)	[2],[4],[5]	$ (2,475,000,000)	[2],[4],[5]	$ 2,200,000,000	[2],[5]
Cancellation of shares			68,000,000	[3],[4],[5]	269,000,000	[3],[5]
Total equity	26,935,000,000	[4],[5]	27,370,000,000	[4],[5]	29,777,000,000	[4],[5]
Merger and other reserves | HSBC Continental Europe
Cumulative acquisition value												$ 8,290,000,000
Merger and other reserves | HSBC Finance Corporation
Cumulative acquisition value											$ 12,768,000,000
Retained earnings
Redemption of securities	1,450,000,000	[1]	12,000,000	[1],[4],[6]	237,000,000	[1],[4],[6]
Cumulative goodwill	1,669,000,000
Transfers	435,000,000	[2]	2,475,000,000	[2],[4],[6]	(2,200,000,000)	[2],[4],[6]
Profit for the year	5,229,000,000	[4],[6]	7,383,000,000	[4],[6]	13,727,000,000	[4],[6]
Cancellation of shares			(1,000,000,000)	[3],[4],[6]	(4,998,000,000)	[3],[4],[6]
Total equity	140,572,000,000	[4],[6]	136,679,000,000	[4],[6]	138,191,000,000	[4],[6]
HSBC Holdings
Redemption of securities	1,450,000,000		1,508,000,000		6,079,000,000
Transfers	0	[7]	$ 0	[7]	$ 0	[7]
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares			$ 0.51		$ 0.51
Profit for the year	4,085,000,000		$ 9,041,000,000		$ 52,825,000,000
Cancellation of shares			(1,000,000,000)	[8]	(1,998,000,000)	[9]
Total equity	146,800,000,000		145,044,000,000		147,353,000,000
HSBC Holdings | HSBC Overseas Holdings (UK) Limited
Impairment loss	435,000,000
HSBC Holdings | Contingent convertible securities
Notional amount	$ 1,500,000,000
Payments for debt issue costs					60,000,000
Intercompany debt issue costs					49,000,000
Tax effect of issuance of contingent convertible securities					11,000,000
HSBC Holdings | Contingent convertible securities | $4,150m Perpetual Subordinated Contingent Convertible Securities
Notional amount					4,150,000,000
HSBC Holdings | Capital securities classified as equity
Payments for debt issue costs					172,000,000
Intercompany debt issue costs					23,000,000
HSBC Holdings | Capital securities classified as equity | 8.125% Perpetual Subordinated Capital Securities
Notional amount			1,500,000,000		$ 2,200,000,000
Payments for debt issue costs			$ 12,000,000
Other equity instruments interest rate			5.625%		812.50%
HSBC Holdings | Capital securities classified as equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Notional amount					$ 3,800,000,000
Other equity instruments interest rate					8.00%
HSBC Holdings | Treasury shares
Number of shares outstanding | shares	326,766,253		326,191,804		326,503,319
Total equity	$ 2,521,000,000		$ 2,543,000,000		$ 2,546,000,000
HSBC Holdings | Merger and other reserves
Transfers	(435,000,000)	[7]	(2,475,000,000)	[7]	2,200,000,000	[7]
Cancellation of shares			68,000,000	[8]	269,000,000	[9]
Total equity	34,757,000,000		37,539,000,000		39,899,000,000
HSBC Holdings | Retained earnings
Redemption of securities	1,450,000,000	[10]	20,000,000	[10]	236,000,000	[10]
Transfers	435,000,000	[7],[10]	2,475,000,000	[7],[10]	(2,200,000,000)	[7],[10]
Profit for the year	4,085,000,000	[10]	9,041,000,000	[10]	52,825,000,000	[10]
Cancellation of shares			(1,000,000,000)	[8],[10]	(4,998,000,000)	[9],[10]
Total equity	65,005,000,000	[10]	62,484,000,000	[10]	61,434,000,000	[10]
Subsidiaries' repayment of capital invested	1,650,000,000
HSBC Holdings | Share premium
Cancellation of shares					2,836,000,000	[9]
Total equity	$ 14,277,000,000		13,959,000,000		$ 13,609,000,000
2017 Share Buy-Back Program | HSBC Holdings | Merger and other reserves
Cancellation of shares			164,000,000
2017 Share Buy-Back Program | HSBC Holdings | Retained earnings
Cancellation of shares			(3,000,000,000)
2017 Share Buy-Back Program | HSBC Holdings | Share premium
Cancellation of shares			$ 2,836,000,000
August 2019 Share Buy Back Program
Authorized amount for share buy-back program								$ 1,000,000,000.0
August 2019 Share Buy Back Program | HSBC Holdings
Authorized amount for share buy-back program							$ 1,000,000,000.0
May 2018 Share Buy-Back Program
Authorized amount for share buy-back program									$ 2,000,000,000.0

[1]	During 2020, HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares. For further details, see Note 31 in the Annual Report and Accounts 2020. In 2019, HSBC Holdings redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs. In 2018, HSBC Holdings redeemed $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs and $23m of intra-Group issuance costs wound down. Under IFRSs external issuance costs are classified as equity.
[2]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2018, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,200m. In 2019, an additional impairment of $2,475m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings. During 2020, a further impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[3]	For further details, see Note 31 in the Annual Report and Accounts 2020. In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019. In May 2018, HSBC announced a share buy-back of up to $2.0bn, which was completed in August 2018.
[4]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[5]	Statutory share premium relief under section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[6]	At 31 December 2020, retained earnings included 509,825,249 treasury shares (2019: 432,108,782; 2018: 379,926,645). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[7]	At 31 December 2020, an impairment of $435m of HSBC Overseas Holdings (UK) Limited (2019: $2,475m) was recognised and a permitted transfer of $435m (2019: $2,475m) was made from the merger reserve to retained earnings. In 2018, a part reversal of the impairment of HSBC Overseas Holdings (UK) Limited resulted in a transfer from retained earnings back to the merger reserve of $2,200m
[8]	In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.
[9]	The 2018 year included a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2018 share buy-back, under which retained earnings has been reduced by $3,000m, share premium increased by $2,836m and other reserves increased by $164m.
[10]	At 31 December 2020, retained earnings included 326,766,253 ($2,521m) treasury shares (2019: 326,191,804 ($2,543m); 2018: 326,503,319 ($2,546m)).